Pay vs Performance Disclosure	12 Months Ended
	Sep. 29, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 24, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average	Average
	Summary		Summary	Compensation	Value of Initial Fixed $100
	Compensation	Compensation	Compensation	Actually	Investment based on:			Adjusted
	Table Total for	Actually Paid to	Table Total for	Paid for		Peer Group		Earnings
	CEO[1]	CEO[2]	other NEOs[3]	other NEOs[2]	TSR[4]	TSR[4]	Net Income[5]	Per Share[6]
Year	($)	($)	($)	($)	($)	($)	($M)	($)
2023	$16,717,748	$21,833,929	$4,323,646	$5,450,015	$135.95	$152.54	$1,910	$6.74
2022	$15,927,866	$3,836,791	$4,365,021	$1,786,007	$119.28	$120.36	$2,428	$7.33
2021	$14,715,856	$45,381,475	$4,070,539	$11,522,755	$153.36	$145.17	$2,261	$6.51
(1)	Represents the total compensation of our CEO, Terrence Curtin, as reported in the Summary Compensation Table for each year reported in the table.
(2)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table above. “Compensation actually paid” does not mean that our CEO and other NEOs actually received those amounts in the listed year. The following table details the applicable adjustments that were made to determine “compensation actually paid” for each year reported in the table:

CEO – Compensation Actually Paid (CAP) Reconciliation	2021	2022	2023
Summary Compensation Table Total	$14,715,856	$15,927,866	$16,717,748
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(10,215,113)	$(11,958,716)	$(12,962,924)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$19,643,931	$6,956,690	$12,592,842
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$16,231,766	$(10,975,355)	$2,299,381
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$5,005,036	$3,886,306	$3,186,882
Compensation Actually Paid	$45,381,475	$3,836,791	$21,833,929

Average NEO – Compensation Actually Paid (CAP) Reconciliation	2021	2022	2023
Summary Compensation Table Total	$4,070,539	$4,365,021	$4,323,646
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(2,404,192)	$(2,554,732)	$(2,606,522)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$4,623,246	$1,486,138	$2,532,107
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$3,915,715	$(2,352,119)	$485,925
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,317,447	$841,698	$714,860
Compensation Actually Paid	$11,522,755	$1,786,007	$5,450,015

(3)	The individuals comprising the other NEOs for each year presented are listed below:

2021	2022	2023
Heath Mitts	Heath Mitts	Heath Mitts
Steve Merkt	Steve Merkt	Steve Merkt
Shad Kroeger	Shad Kroeger	Aaron Stucki
John Jenkins	Aaron Stucki	John Jenkins

(4)	Total Shareholder Return (TSR) compares the cumulative total shareholder return on our common shares against the cumulative return on the Dow Jones U.S. Electrical Components and Equipment Index. It assumes the investment of $100 in our common shares and in the Dow Jones Electrical Components and Equipment Index at the fiscal year end 2020 and assumes the reinvestment of all dividends and distributions.
(5)	Reflects net income calculated in accordance with generally accepted accounting principles (“GAAP”) in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for the applicable fiscal year.
(6)	Adjusted Earnings Per Share represents diluted earnings per share from continuing operations (the most comparable GAAP financial measure) before special items including restructuring and other charges, acquisition-related charges, impairment of goodwill, tax sharing income related to adjustments to prior period tax returns and other tax items, other income or charges, and certain significant tax items, if any, and, if applicable, the related tax effects. This measure is a significant component in our incentive compensation plans.

Company Selected Measure Name	Adjusted Earnings Per Share
Named Executive Officers, Footnote
(3)	The individuals comprising the other NEOs for each year presented are listed below:

2021	2022	2023
Heath Mitts	Heath Mitts	Heath Mitts
Steve Merkt	Steve Merkt	Steve Merkt
Shad Kroeger	Shad Kroeger	Aaron Stucki
John Jenkins	Aaron Stucki	John Jenkins

Peer Group Issuers, Footnote
(4)	Total Shareholder Return (TSR) compares the cumulative total shareholder return on our common shares against the cumulative return on the Dow Jones U.S. Electrical Components and Equipment Index. It assumes the investment of $100 in our common shares and in the Dow Jones Electrical Components and Equipment Index at the fiscal year end 2020 and assumes the reinvestment of all dividends and distributions.

PEO Total Compensation Amount	$ 16,717,748	$ 15,927,866	$ 14,715,856
PEO Actually Paid Compensation Amount	$ 21,833,929	3,836,791	45,381,475
Adjustment To PEO Compensation, Footnote
(2)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table above. “Compensation actually paid” does not mean that our CEO and other NEOs actually received those amounts in the listed year. The following table details the applicable adjustments that were made to determine “compensation actually paid” for each year reported in the table:

CEO – Compensation Actually Paid (CAP) Reconciliation	2021	2022	2023
Summary Compensation Table Total	$14,715,856	$15,927,866	$16,717,748
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(10,215,113)	$(11,958,716)	$(12,962,924)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$19,643,931	$6,956,690	$12,592,842
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$16,231,766	$(10,975,355)	$2,299,381
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$5,005,036	$3,886,306	$3,186,882
Compensation Actually Paid	$45,381,475	$3,836,791	$21,833,929

Average NEO – Compensation Actually Paid (CAP) Reconciliation	2021	2022	2023
Summary Compensation Table Total	$4,070,539	$4,365,021	$4,323,646
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(2,404,192)	$(2,554,732)	$(2,606,522)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$4,623,246	$1,486,138	$2,532,107
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$3,915,715	$(2,352,119)	$485,925
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,317,447	$841,698	$714,860
Compensation Actually Paid	$11,522,755	$1,786,007	$5,450,015

Non-PEO NEO Average Total Compensation Amount	$ 4,323,646	4,365,021	4,070,539
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,450,015	1,786,007	11,522,755
Adjustment to Non-PEO NEO Compensation Footnote
(2)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table above. “Compensation actually paid” does not mean that our CEO and other NEOs actually received those amounts in the listed year. The following table details the applicable adjustments that were made to determine “compensation actually paid” for each year reported in the table:

CEO – Compensation Actually Paid (CAP) Reconciliation	2021	2022	2023
Summary Compensation Table Total	$14,715,856	$15,927,866	$16,717,748
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(10,215,113)	$(11,958,716)	$(12,962,924)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$19,643,931	$6,956,690	$12,592,842
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$16,231,766	$(10,975,355)	$2,299,381
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$5,005,036	$3,886,306	$3,186,882
Compensation Actually Paid	$45,381,475	$3,836,791	$21,833,929

Average NEO – Compensation Actually Paid (CAP) Reconciliation	2021	2022	2023
Summary Compensation Table Total	$4,070,539	$4,365,021	$4,323,646
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(2,404,192)	$(2,554,732)	$(2,606,522)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$4,623,246	$1,486,138	$2,532,107
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	$3,915,715	$(2,352,119)	$485,925
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,317,447	$841,698	$714,860
Compensation Actually Paid	$11,522,755	$1,786,007	$5,450,015

Compensation Actually Paid vs. Total Shareholder Return

The following charts show, for the past three years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted Earnings Per Share.

*Value of initial fixed investment of $100

Compensation Actually Paid vs. Net Income

The following charts show, for the past three years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted Earnings Per Share.

Compensation Actually Paid vs. Company Selected Measure

The following charts show, for the past three years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted Earnings Per Share.

Total Shareholder Return Vs Peer Group

The following charts show, for the past three years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted Earnings Per Share.

*Value of initial fixed investment of $100

Tabular List, Table

Most Important Performance Measures

The MDCC believes in a holistic evaluation of the NEOs’ and the Company’s performance and uses a mix of performance measures throughout our annual and long-term incentive programs to align executive pay with Company performance. As required by SEC rules, the following table presents the financial performance measures that the company considers to have been the most important in linking Compensation Actually Paid to company performance. The measures in this table are not ranked.

2023 Most Important Performance Measures
Adjusted Earnings Per Share
Revenue
Adjusted Operating Income

Total Shareholder Return Amount	$ 135.95	119.28	153.36
Peer Group Total Shareholder Return Amount	152.54	120.36	145.17
Net Income (Loss)	$ 1,910,000,000	$ 2,428,000,000	$ 2,261,000,000
Company Selected Measure Amount | $ / shares	6.74	7.33	6.51
PEO Name	Terrence Curtin
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Non-GAAP Measure Description
(6)	Adjusted Earnings Per Share represents diluted earnings per share from continuing operations (the most comparable GAAP financial measure) before special items including restructuring and other charges, acquisition-related charges, impairment of goodwill, tax sharing income related to adjustments to prior period tax returns and other tax items, other income or charges, and certain significant tax items, if any, and, if applicable, the related tax effects. This measure is a significant component in our incentive compensation plans.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Income
PEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,962,924)	$ (11,958,716)	$ (10,215,113)
PEO | Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,592,842	6,956,690	19,643,931
PEO | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,299,381	(10,975,355)	16,231,766
PEO | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,186,882	3,886,306	5,005,036
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,606,522)	(2,554,732)	(2,404,192)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,532,107	1,486,138	4,623,246
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	485,925	(2,352,119)	3,915,715
Non-PEO NEO | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 714,860	$ 841,698	$ 1,317,447